Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Sep. 30, 2024	$ 19	$ 31	$ 117,320	$ 143,872	$ 1,519,286	$ 1,780,528
Balance, shares at Sep. 30, 2024	9,250,000	15,750,000
Net income (loss)					1,233,560	1,233,560
Foreign currency translation adjustment				(98,747)		(98,747)
Balance at Mar. 31, 2025	$ 19	$ 31	117,320	45,125	2,752,846	2,915,341
Balance, shares at Mar. 31, 2025	9,250,000	15,750,000
Balance at Sep. 30, 2025	$ 25	$ 31	13,801,234	112,596	2,078,949	15,992,835
Balance, shares at Sep. 30, 2025	12,255,200	15,750,000
Net income (loss)					(1,963,464)	(1,963,464)
Foreign currency translation adjustment				4,750		4,750
Balance at Mar. 31, 2026	$ 25	$ 31	$ 13,801,234	$ 117,346	$ 115,485	$ 14,034,121
Balance, shares at Mar. 31, 2026	12,255,200	15,750,000